Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Preferred Stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized (in Shares)	10,000,000	5,000,000	0
Preferred stock, issued (in Shares)		494,840	0
Preferred stock, outstanding (in Shares)		494,840	0
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized (in Shares)	985,000,000	70,000,000	10,000,000
Common stock, issued (in Shares)	9,147,795	263,680	19,074
Common stock, outstanding (in Shares)	9,147,795	263,680	19,074
Convertible notes payable, fair Value		$ 0	$ 17,220,203
Related Party
Convertible notes payable, noncurrent		0	390,607
Related Party | Whiskey Notes
Warrant liability, fair value		0	406,774
Related Party | Convertible Notes Payable
Warrant liability, fair value		$ 0	$ 340,918
Series A Convertible Preferred Stock
Preferred Stock, shares authorized (in Shares)	500,000	500,000
Preferred stock, issued (in Shares)	210,700	494,840
Preferred stock, outstanding (in Shares)	210,700	494,840
Series B Convertible Preferred Stock
Preferred Stock, shares authorized (in Shares)	850,000	0
Preferred stock, issued (in Shares)	15,000	0
Preferred stock, outstanding (in Shares)	15,000	0